Other Current Liabilities (Table)	12 Months Ended
Dec. 31, 2018
Other Current Liabilities [Abstract]
Schedule of other current liabilities

	As of December 31,
	2018	2017
	US$’000	US$’000
Contract liabilities	756	—
Dividend payable	565	524
Deferred government grant	318	—
Onerous contracts provisions	42	555
Other current liabilities	1,591	1,563
Total	3,272	2,642

The Company was subject to two expropriations by the PRC government in 2018. The government grant related to the completed appropriation, amounted to $106, is recognized as other income for the year ended December 31, 2018. The government grant for the expropriation in progress, amounted to $318, is deferred and recognized as other current liabilities as of December 31, 2018.

Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.

Schedule of onerous contracts provisions	22(a)Onerous contracts provisions
	2018	2017
	US$’000	US$’000
At January 1	555	250
Recognized	37	522
Reversed	(544)	(246)
Exchange differences	(6)	29
At December 31	42	555

Schedule of contract liabilities

22(b)Contract Liabilities

	As of December 31,
	2018	2017
	US$’000	US$’000
Current contract liabilities
Advance from customers	668	—
Custodial service	71	—
Transportation service	17	—
Total current contract liabilities	756	—

The company adopted IFRS 15 from January 1, 2018 and recognized contract liabilities when considerations from customers had been received or due before the Company satisfied the performance obligations.

Schedule of revenue recognized in relation to contract liabilities

Revenue recognized in relation to contract liabilities

For the year ended
December 31, 2018
US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Custodial service	85
Transportation service	28
113
Revenue recognized from performance obligations satisfied in previous years	—